LOANS TO THIRD PARTIES (Tables)	12 Months Ended
Jun. 30, 2023
LOANS TO THIRD PARTIES
Schedule of loans to third parties

	June 30,	June 30,	June 30,
	2022	2023	2023
	RMB	RMB	US Dollars
Working fund to third party companies	¥50,383,822	¥123,055,874	$16,970,181
Loans to third parties	¥50,383,822	¥123,055,874	$16,970,181